Net income per share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2014 Convertible notes USD ($)	Sep. 30, 2014 Convertible notes CNY	Sep. 30, 2013 Convertible notes CNY	Sep. 30, 2014 Convertible notes USD ($)	Sep. 30, 2014 Convertible notes CNY	Sep. 30, 2013 Convertible notes CNY
Net income per share
Interest rate							7.00%	7.00%		7.00%	7.00%
Numerator:
Net income attributable to the Company's shareholders	$ 4,439	27,249	24,904	$ 9,283	56,985	57,810
Earnings allocated to participating convertible notes							(267)	(1,638)	(722)	(692)	(4,246)	(4,417)
Net income for basic and diluted net income per share	$ 4,172	25,611	24,182	$ 8,591	52,739	53,393
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	73,003,248	73,003,248	73,003,248	73,003,248	73,003,248	73,003,248
Net income per share attributable to ordinary shares:
Basic	$ 0.06	0.35	0.33	$ 0.12	0.72	0.73
Diluted	$ 0.06	0.35	0.33	$ 0.12	0.72	0.73
Anti-dilutive ordinary shares							40,521,495	40,521,495	40,521,495	40,521,495	40,521,495	40,521,495